Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	NOTE 4 - CASH AND CASH EQUIVALENTS: As of December 31, 2023 and 2022, the balance of cash and cash equivalents was comprised of cash at banks and short-term bank deposits of up to 3 months.